INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Schedule of component of inventories
	At December 31,
	2011	2012
	$	$

Raw materials	27,629,870	69,340,896
Work in progress	16,294,428	41,547,820
Finished goods	205,854,431	207,614,743
Total	249,778,729	318,503,459